Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Total non-current borrowings	$ 159,351	$ 99,520
Borrowings	102,701	205,377
Total borrowings	262,052	304,897
NCN [Member]
Statement [Line Items]
Total borrowings	209,850	245,395
Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	27,496	25,865
Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	19,776	30,112
Other Borrowings [Member]
Statement [Line Items]
Total borrowings	4,930	3,525
At Book Value [Member]
Statement [Line Items]
Total borrowings	262,052	304,897
At Fair Value [Member]
Statement [Line Items]
Total borrowings	266,177	271,198
At Fair Value [Member] | NCN [Member]
Statement [Line Items]
Total borrowings	213,975	211,696
At Fair Value [Member] | Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	27,496	25,865
At Fair Value [Member] | Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	19,776	30,112
At Fair Value [Member] | Other Borrowings [Member]
Statement [Line Items]
Total borrowings	$ 4,930	$ 3,525